Earnings per common share (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Calculation of Numerator and Denominator in Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015	2016	2017
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	803,048	850,492	362,440
Less: Net income attributable to preferred shareholders	4,910	2,430	—

Net income attributable to common shareholders	798,138	848,062	362,440

Effect of dilutive securities:
Convertible preferred stock	4,910	2,430	—

Net income attributable to common shareholders after assumed conversions	803,048	850,492	362,440

	2015	2016	2017
	(thousands of shares)
Shares:
Weighted average common shares outstanding	24,368,116	24,806,161	25,285,899

Effect of dilutive securities:
Convertible preferred stock (Note)	994,745	563,044	82,993
Stock options	18,186	17,828	11,410

Weighted average common shares after assumed conversions	25,381,047	25,387,033	25,380,302

	2015	2016	2017
	(in yen)
Amounts per common share:
Basic net income per common share	32.75	34.19	14.33

Diluted net income per common share	31.64	33.50	14.28

Note:	The number of common shares after assumed conversion of the convertible preferred stock is based on the applicable conversion prices.